Cost of revenue (Details) - USD ($)	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Cost of revenue
Amortization expenses	$ 3,310,928	$ 3,948,391
Depreciation expenses of server hardware	2,033,556	2,051,081
Resource usage fees	766,135	806,014
Website maintenance fee	766,135	806,014
Virtual simulation fee	359,297	604,727
Raw material consumption fees	1,946	15,354
Other	98,428	23,426
Total	$ 7,336,425	$ 8,255,007